Investments in joint ventures and associates (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Amounts Recognized in Financial Statements

The amounts recognised in the balance sheet are as follows:

All figures in £ millions	2017	2016
Associates	395	1,245
Joint ventures	3	2

Total	398	1,247

The amounts recognised in the income statement are as follows:

All figures in £ millions	2017	2016
Associates	77	98
Joint ventures	1	(1)

Total	78	97

Summary of Material Associates and Financial Information of Material Associate

The Group has the following material associates

	Principal place of business	Ownership interest	Nature of relationship	Measurement method
Penguin Random House Ltd	UK/Global	25%	See below	Equity
Penguin Random House LLC	US	25%	See below	Equity

The summarised financial information of the material associate is detailed below:
	2017	2016
All figures in £ millions	Penguin Random House	Penguin Random House
Assets
Non-current assets	1,048	1,267
Current assets	1,758	1,587
Liabilities
Non-current liabilities	(859)	(394)
Current liabilities	(1,579)	(1,074)

Net assets	368	1,386

Sales	2,693	2,620

Profit for the year	171	209
Other comprehensive expense	(60)	(14)

Total comprehensive income	111	195

Dividends received from associate in relation to profits	146	131
Re-capitalisation dividends received from associate	312

A reconciliation of the summarised financial information to the carrying value of the material associate is shown below:	2017	2016
All figures in £ millions	Penguin Random House	Penguin Random House
Opening net assets	1,386	1,206
Exchange differences	(18)	179
Profit for the year	171	209
Other comprehensive expense	(60)	(14)
Dividends, net of tax paid	(1,167)	(194)
Tax adjustments in relation to disposals	56	—

Closing net assets	368	1,386
Share of net assets	92	651
Goodwill	296	589

Carrying value of associate	388	1,240

Summary of Individually Immaterial Associates	Information on other individually immaterial associates is detailed below:

All figures in £ millions	2017	2016
Profit for the year	7	—

Total comprehensive income	7	—

Summary of Individually Immaterial Joint Ventures

Information on joint ventures, all of which are individually immaterial, is detailed below:

All figures in £ millions	2017	2016
Profit/(loss) for the year	1	(1)

Total comprehensive income/(expense)	1	(1)